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                             SEI DAILY INCOME TRUST

                               Money Market Fund
                             Prime Obligation Fund
                                Government Fund
                               Government II Fund
                                 Treasury Fund
                                Treasury II Fund

              Supplement Dated March 17, 2003 to the Prospectuses
       of the Money Market, Prime Obligation, Government, Government II,
             Treasury and Treasury II Funds, each Dated May 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

At a special meeting of shareholders, the shareholders of each of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each a "Fund" and, collectively, the "Funds"), each a portfolio of the SEI Daily Income Trust, approved: (i) the operation of their respective Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund WITHOUT obtaining shareholder approval; (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Fund's investment adviser and "manager of managers;" and (iii) the elimination, amendment, or reclassification of certain fundamental policies and restrictions for their respective Fund. As of March 17, 2003, SIMC, which served as each Fund's investment adviser under an "interim" advisory agreement, will serve as each Fund's investment adviser and "manager of managers" under a new investment advisory agreement approved by the shareholders of each Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Banc of America Capital Management, LLC ("BACAP") as the investment sub-adviser to each Fund. As of March 17, 2003, BACAP, which served as each Fund's investment sub-adviser under an "interim" sub-advisory agreement, will serve as each Fund's investment sub-adviser under a new sub-advisory agreement approved under the "manager of managers" structure. Accordingly, the prospectus is hereby supplemented to reflect the approval of the "manager of managers" structure for the Funds and the approval of SIMC as the Funds' investment adviser and "manager of managers."

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           The Prospectus is hereby amended to reflect these changes.
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                             SEI DAILY INCOME TRUST

                        SUPPLEMENT DATED MARCH 17, 2003
               TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MAY 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH SUCH SAI.

    At a special meeting of shareholders, the shareholders of each of the Money Market Fund, Prime Obligation, Government, Government II, Treasury and Treasury II Funds (each a "Fund" and, collectively, the "Funds"), each a portfolio of the SEI Daily Income Trust, approved: (i) the operation of their respective Fund under a "manager of managers" structure, which allows the Board of Trustees to appoint additional and replacement investment sub-advisers for the Fund WITHOUT obtaining shareholder approval; (ii) the appointment of SEI Investments Management Corporation ("SIMC") as their respective Fund's investment adviser and "manager of managers;" and (iii) the elimination, amendment, or reclassification of certain fundamental policies and restrictions for their respective Fund.

    In connection with the approval of the "manager of managers" structure for the Funds and the approval of SIMC as the Funds' investment adviser, the first four paragraphs under the section entitled "Investment Advisers" is hereby deleted and replaced with the following:

    SEI Investments Management Corporation ("SIMC") serves as investment adviser to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds. SIMC is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding the selection and evaluation of investment advisers.

    SIMC acts as the investment adviser to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds and operates as a "manager of managers." SIMC oversees the investment advisory services provided to such Funds and may manage the cash portion of the Funds' assets. Pursuant to a sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board of Trustees, the sub-advisers to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-advisers also are responsible for managing their employees who provide services to the Funds. Sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the sub-advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds' assets to the sub-advisers, monitors and evaluates the sub-advisers' performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

    SIMC and the Trust have obtained an exemptive order from the SEC to operate a "manager of managers" structure efficiently. The exemptive order permits SIMC, with the approval of the Trust's Board of Trustees, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such
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sub-advisory agreements for the Money Market, Prime Obligation, Government,
Government II, Treasury, Treasury II and Federal Securities Funds. The Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds will notify shareholders in the event of any addition or change in identity of its sub-advisers.

    For these advisory services, SIMC receives an annual fee, which is calculated daily and paid monthly of 0.075% on the first $500 million and 0.02% in excess of $500 million on the combined average daily net assets of the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds. SIMC pays the sub-advisers out its investment advisory fees.

    Wellington Management Company, LLP ("Wellington Management" and together with SIMC, the "Advisers") serves as the investment adviser for the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management invests the assets of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government and GNMA Funds and continuously reviews, supervises and administers each Fund's investment program. Wellington Management is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

    Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. The principal address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

    Wellington Management is entitled to a fee for its investment advisory services, which is accrued daily and paid monthly at the following annual rates:
0.10% of the combined daily net assets of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such net assets in excess of $1 billion; and 0.10% of the combined daily net assets of the Corporate Daily Income and Treasury Securities Daily Income Funds up to $500 million, 0.075% of such net assets between $500 million and $1 billion, and 0.05% of such assets in excess of $1 billion. Wellington Management may voluntarily waive portions of its fees, although such waiver is not expected to affect any Fund's total operating expenses, due to the nature of the Administrator's fee waivers. Wellington Management may terminate its waiver at any time.

    Banc of America Capital Management, LLC ("BACAP" or the "Sub-Adviser") serves as the sub-adviser to the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II and Federal Securities Funds. BACAP is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation.

    In addition, the section entitled "Investment Limitations" on pages S-17 through S-19 is hereby deleted and replaced with the following:

                             INVESTMENT LIMITATIONS

    The following investment limitations are fundamental policies of each Fund, which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.
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    Each of the Money Market, Prime Obligation, Government, Treasury, Treasury
II and Federal Securities Funds may not:

 1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

 6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

    Each of the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government, Intermediate-Duration Government, GNMA and Government II Funds may not:

 1. With respect to 75% of its total assets (100% of total assets for the Government II Fund) purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Government II Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

 6. Invest in companies for the purpose of exercising control.

 7. Acquire more than 10% of the voting securities of any one issuer.
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 8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including (with the exception of the Short-Duration Government, Intermediate-Duration Government, and GNMA Funds) futures contracts. However, subject to its permitted investments, the Funds may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

 9. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Funds may obtain short-term credits as necessary for the clearance of security transactions.

 10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 11. Purchase securities of other investment companies; provided that all Funds may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, such Funds may not purchase securities of other open-end investment companies. This limitation does not apply to the Government II Fund.

 12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Prospectuses and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

 13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 14. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations, except (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services if, as a result, more than 5% of the total assets (taken at fair market value) would be invested in such securities.

 15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except that the Intermediate-Duration Government and GNMA Funds may invest in options on futures contracts.

 16. Invest in interests in oil, gas or other mineral exploration or development programs.

 17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 (the "1933 Act") before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectuses and SAI.

    In addition, the investment limitations in the Corporate Daily Income, Treasury Securities Daily Income, Short-Duration Government,
Intermediate-Duration Government, GNMA and Government II Funds' Prospectuses are fundamental policies, with the exception of GNMA Fund's policy to invest 80% of its net assets in mortgaged-backed securities.

    The following investment limitations are non-fundamental policies of each Fund and may be changed by the Board of Trustees without shareholder approval.

    Each Fund may not:

 1. Invest in oil, gas or mineral leases.

    In addition, each of the Money Market, Prime Obligation, Government, Treasury, Treasury II and Federal Securities Funds may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, each Fund
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    may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

 2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (i) domestic banks and U.S. branches of foreign banks, which a Fund has determined to be subject to the same regulation as U.S. banks, or (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

 4. Make loans, except that a Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing policy in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time of the incurrence of such loan.

 6. Invest in companies for the purpose of exercising control.

 7. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, a Fund may:
    (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with a Fund's investment objective and policies.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

 9. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

 10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof may invest in options on futures contracts.

 11. Invest in interests in oil, gas or other mineral exploration or development programs.

 12. Invest more than 10% of its net assets in illiquid securities.

    In addition, the Government II Fund may not:

 1. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

    Except with regard to the limitation on (i) investing in illiquid securities and (ii) borrowings, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.
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    Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. Rule 144A securities are securities that are traded in the institutional market pursuant to an exemption from registration. Rule 144A securities may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional buyers.

    The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

    DIVERSIFICATION. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. government securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

    CONCENTRATION. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

    BORROWING. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

    LENDING. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

    UNDERWRITING. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

    REAL ESTATE. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Funds have adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This nonfundamental policy may be changed only by vote of each Fund's Board of Trustees.

    SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

              The SAI is hereby amended to reflect these changes.